Segment and Geographic Information - Reconciliation of Revenue and Segment Results (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of operating segments
Revenue	$ 28,205	€ 23,461	€ 22,062	€ 20,793
Operating profit	5,864	4,877	5,135	4,252
Other non-operating income/expense, net	(44)	(36)	(234)	(256)
Financial income, net	223	185	(38)	(5)
Profit before tax	$ 6,043	5,026	4,863	3,991
Operating segments
Disclosure of operating segments
Revenue		23,402	22,055	20,750
Operating profit		8,488	8,392	8,059
Other Revenue
Disclosure of operating segments
Revenue		62	12	55
Operating profit		62	12	55
Other Expenses
Disclosure of operating segments
Operating profit		(1,780)	(1,771)	(1,766)
Adjustment for currency impact
Disclosure of operating segments
Revenue		0	0	0
Operating profit		0	0	0
Adjustment of revenue under fair value accounting
Disclosure of operating segments
Revenue		(3)	(5)	(11)
Operating profit		(3)	(5)	(11)
Adjustment for Acquisition-related charges
Disclosure of operating segments
Operating profit		(587)	(680)	(738)
Adjustment for Share-based payment expenses
Disclosure of operating segments
Operating profit		(1,120)	(785)	(724)
Adjustment for Restructuring
Disclosure of operating segments
Operating profit		(182)	(28)	€ (621)
Constant Currency
Disclosure of operating segments
Revenue		23,461	22,062
Operating profit		4,877	5,135
Other non-operating income/expense, net		(36)	(234)
Financial income, net		185	(38)
Profit before tax		5,026	4,863
Constant Currency | Operating segments
Disclosure of operating segments
Revenue		23,703	22,219
Operating profit		8,636	8,374
Constant Currency | Other Revenue
Disclosure of operating segments
Revenue		62	12
Operating profit		62	12
Constant Currency | Other Expenses
Disclosure of operating segments
Operating profit		(1,777)	(1,781)
Constant Currency | Adjustment for currency impact
Disclosure of operating segments
Revenue		(301)	(164)
Operating profit		(151)	28
Constant Currency | Adjustment of revenue under fair value accounting
Disclosure of operating segments
Revenue		(3)	(5)
Operating profit		(3)	(5)
Constant Currency | Adjustment for Acquisition-related charges
Disclosure of operating segments
Operating profit		(587)	(680)
Constant Currency | Adjustment for Share-based payment expenses
Disclosure of operating segments
Operating profit		(1,120)	(785)
Constant Currency | Adjustment for Restructuring
Disclosure of operating segments
Operating profit		€ (182)	€ (28)